Consolidated statement of changes in equity - USD ($) $ in Millions		Total		Called up share capital and share premium		Other equity instruments	[1]	Retained earnings	[2],[3]	Financial assets at FVOCI reserve [12]	Available-for-sale fair value reserve		Cash flow hedging reserve	Foreign exchange reserve	Merger reserve	[4]	Total shareholders’ equity		Non-controlling interests	HSBC Holdings		HSBC Holdings Called up share capital		HSBC Holdings Share premium		HSBC Holdings Other equity instruments	HSBC Holdings Retained earnings	[5],[6]	HSBC Holdings Financial assets at FVOCI reserve	HSBC Holdings Available-for-sale fair value reserve	HSBC Holdings Other paid-in capital	[7]	HSBC Holdings Merger reserve	[6]
Equity beginning of period at Dec. 31, 2015		$ 197,518		$ 22,263		$ 15,112		$ 143,976			$ (189)		$ 34	$ (20,044)	$ 27,308		$ 188,460		$ 9,058	$ 107,414		$ 9,842		$ 12,421		$ 15,020	$ 32,224			$ 183	$ 2,597		$ 35,127
Profit for the year		3,446						2,479									2,479		967	6,595							6,595
Other comprehensive income/(expense) for the year, net of tax		(8,398)						59			(271)		(61)	(7,994)			(8,267)		(131)	(968)							(896)			(72)
– available-for-sale investments		(299)									(271)						(271)		(28)	(72)										(72)
– cash flow hedges		(68)											(61)				(61)		(7)
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk																				(896)							(896)
– remeasurement of defined benefit asset/liability		7						5									5		2
– share of other comprehensive income of associates and joint ventures		54						54									54		0
– foreign exchange reclassified to income statement on disposal of a foreign operation		1,894												1,894			1,894
– exchange differences		(9,986)												(9,888)			(9,888)		(98)
Total comprehensive income		(4,952)						2,538			(271)		(61)	(7,994)			(5,788)		836	5,627							5,699			(72)
Shares issued under employee remuneration and share plans		27		452				(425)									27			401		35		417			(51)
Shares issued in lieu of dividends and amounts arising thereon		3,040						3,040									3,040			3,040		219		(219)			3,040
Net increase in treasury shares		(2,510)	[8]					(2,510)	[8]								(2,510)	[8]		(2,510)							(2,510)
Capital securities issued		1,998				1,998											1,998			1,984						1,984
Dividends to shareholders		(12,198)						(11,279)									(11,279)		(919)	(11,279)							(11,279)
Cost of share-based payment arrangements		534						534									534			34							34
Other movements		(879)						921			(17)						904		(1,783)	147							499			1	(353)
Equity end of period at Dec. 31, 2016		182,578		22,715		17,110		136,795			(477)		(27)	(28,038)	27,308		175,386		7,192	104,858		10,096		12,619		17,004	27,656			112	2,244	[9]	35,127
Profit for the year		11,879						10,798									10,798		1,081	5,539							5,539
Other comprehensive income/(expense) for the year, net of tax		9,383						328			131		(194)	8,966			9,231		152	(881)							(828)			(53)
– available-for-sale investments		146									131						131		15	(53)										(53)
– cash flow hedges		(192)											(194)				(194)		2
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		(2,024)						(2,024)									(2,024)			(828)							(828)
– remeasurement of defined benefit asset/liability	[10]	2,419						2,395									2,395		24
– share of other comprehensive income of associates and joint ventures		(43)						(43)									(43)
– foreign exchange reclassified to income statement on disposal of a foreign operation		0
– exchange differences		9,077												8,966			8,966		111
Total comprehensive income		21,262						11,126			131		(194)	8,966			20,029		1,233	4,658							4,711			(53)
Shares issued under employee remuneration and share plans		56		622				(566)									56			570		38		584			(52)
Shares issued in lieu of dividends and amounts arising thereon		3,206						3,206									3,206			3,205		190		(190)			3,205
Capital securities issued		5,140				5,140											5,140			5,103						5,103
Dividends to shareholders		(12,211)						(11,551)									(11,551)		(660)	(11,551)							(11,551)
Cost of share-based payment arrangements		500						500									500			(2)							(2)
Cancellation of shares		(3,000)	[8]	(3,000)	[8]												(3,000)	[8]		(3,000)		(164)		(2,836)			0
Other movements		340						489			(4)		(1)				484		(144)	(54)							(64)				10
Equity end of period at Dec. 31, 2017		197,871		20,337		22,250	[11]	139,999		$ (350)	$ (350)	[10]	(222)	(19,072)	27,308		190,250		7,621	103,787		10,160		10,177		22,107	23,903		$ 59	$ 59	2,254		35,127
Profit for the year		15,025						13,727									13,727		1,298	52,825							52,825
Other comprehensive income/(expense) for the year, net of tax		(4,670)						2,765		(245)			16	(7,061)			(4,525)		(145)	865							865
– debt instruments at fair value through other comprehensive income		(243)								(245)							(245)		2
– available-for-sale investments																				0
- equity instruments designated at fair value through other comprehensive income		(27)								0							0		(27)
– cash flow hedges		19											16				16		3
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		2,847						2,847									2,847		0	865							865
– remeasurement of defined benefit asset/liability	[10]	(329)						(301)									(301)		(28)
– share of other comprehensive income of associates and joint ventures		(64)						(64)									(64)
– effects of hyperinflation		283						283									283
– foreign exchange reclassified to income statement on disposal of a foreign operation		0
– exchange differences		(7,156)												(7,061)			(7,061)		(95)
Total comprehensive income		10,355						16,492		(245)			16	(7,061)			9,202		1,153	53,690							53,690
Shares issued under employee remuneration and share plans		111		721				(610)									111			721		42		679			0
Shares issued in lieu of dividends and amounts arising thereon		1,494						1,494									1,494			1,494		83		(83)			1,494
Capital securities issued		5,968				5,968	[11]										5,968			5,967		0				5,967
Dividends to shareholders		(12,257)						(11,547)									(11,547)		(710)	(11,547)							(11,547)
Redemption of securities		(6,088)				(5,851)	[11]	(237)									(6,088)			6,079						(5,843)	(236)
Transfers								(2,200)	[13]						2,200	[13]											(2,200)	[14]					2,200	[14]
Cost of share-based payment arrangements		450						450									450
Cancellation of shares		(1,998)	[15],[16]					(4,998)	[15],[16]								(1,998)	[15],[16]		(1,998)	[17]	(105)	[17]	2,836	[17]		(4,998)	[17]					269	[17]
Other movements		(10)						(67)		84			0				17		(27)	428							379				46		3
Equity end of period at Dec. 31, 2018		$ 194,249		$ 23,789		$ 22,367	[11]	$ 138,191		$ (1,532)			$ (206)	$ (26,133)	$ 29,777		$ 186,253		$ 7,996	$ 147,353		$ 10,180		$ 13,609		$ 22,231	$ 61,434		$ 0		$ 2,300		$ 37,599

[1]	During 2018, HSBC Holdings issued $4,150m, £1,000m and SGD750m of perpetual subordinated contingent convertible capital securities on which there were $60m of external issuance costs, $49m of intra-Group issuance costs and $11m of tax benefits. In 2017, HSBC Holdings issued $3,000m, SGD1,000m and €1,250m of perpetual subordinated contingent convertible capital securities, on which there were $14m of external issuance costs, $37m of intra-Group issuance costs and $10m of tax benefits. In 2016, HSBC Holdings issued $2,000m of perpetual subordinated contingent convertible capital securities, after issuance costs of $6m and tax benefits of $4m. Under IFRSs these issuance costs and tax benefits are classified as equity.
[2]	At 31 December 2018, retained earnings included 379,926,645 treasury shares (2017: 360,590,019; 2016: 353,356,251). In addition, treasury shares are also held within HSBC’s Insurance business retirement funds for the benefit of policyholders or beneficiaries within employee trusts for the settlement of shares expected to be delivered under employee share schemes or bonus plans, and the market-making activities in Global Markets.
[3]	Cumulative goodwill amounting to $5,138m has been charged against reserves in respect of acquisitions of subsidiaries prior to 1 January 1998, including $3,469m charged against the merger reserve arising on the acquisition of HSBC Bank plc. The balance of $1,669m has been charged against retained earnings.
[4]	Statutory share premium relief under Section 131 of the Companies Act 1985 (the ‘Act’) was taken in respect of the acquisition of HSBC Bank plc in 1992, HSBC France in 2000 and HSBC Finance Corporation in 2003, and the shares issued were recorded at their nominal value only. In HSBC’s consolidated financial statements, the fair value differences of $8,290m in respect of HSBC France and $12,768m in respect of HSBC Finance Corporation were recognised in the merger reserve. The merger reserve created on the acquisition of HSBC Finance Corporation subsequently became attached to HSBC Overseas Holdings (UK) Limited (‘HOHU’), following a number of intra-Group reorganisations. During 2009, pursuant to Section 131 of the Companies Act 1985, statutory share premium relief was taken in respect of the rights issue and $15,796m was recognised in the merger reserve. The merger reserve includes a deduction of $614m in respect of costs relating to the rights issue, of which $149m was subsequently transferred to the income statement. Of this $149m, $121m was a loss arising from accounting for the agreement with the underwriters as a contingent forward contract. The merger reserve excludes the loss of $344m on a forward foreign exchange contract associated with hedging the proceeds of the rights issue.
[5]	At 31 December 2018, retained earnings includes 326,503,319 ($2,546m) of treasury shares (2017: 326,843,840 ($2,542m); 2016: 325,499,152 ($2,499m)). Treasury shares are held to fund employee share plans.
[6]	HSBC Holdings distributable reserves at 31 December 2018 of $30,705m (2017: $38,031m) represents realised profits included in retained earnings of $14,974m (2017: $22,300m) and in merger reserve of $15,731m (2017: $15,731m). The distributable reserves are lower than retained earnings of $61,434m (2017: $23,903m). In 2018, income of $44,893m (2017:nil) generated from restructuring the Group’s Asia operation to meet resolution and recovery requirements does not form part of distributable reserves.
[7]	Other paid-in capital arises from the exercise and lapse of share options granted to employees of HSBC Holdings subsidiaries.
[8]	For further details, refer to Note 32. In February 2017, HSBC announced a share buy-back of up to $1.0bn, which was completed in April 2017. In July 2017, HSBC announced a share buy-back of up to $2.0bn, which was completed in November 2017. Shares bought back from these two buy-back programmes have been cancelled. In August 2016, HSBC announced a share buy-back of up to $2.5bn, which was completed in December 2016 and resulted in a net increase in shares held in treasury.
[9]	The 2016 comparative figure for cash and cash equivalents was amended in 2017 to include loans and advances to HSBC undertakings of one month or less duration.
[10]	During 2018, an actuarial gain of $1,180m has arisen as a result of the remeasurement of the defined benefit pension obligation of the HSBC Bank (UK) Pension Scheme. During 2017, an actuarial gain of $1,730m has arisen as a result of the remeasurement of the defined benefit pension obligation of the HSBC Bank (UK) Pension Scheme. Refer to Note 6 for further detail.
[11]	During 2018, HSBC Holdings redeemed $2,200m 8.125% perpetual subordinated capital securities and its $3,800m 8.000% perpetual subordinated capital securities, Series 2, on which there were $172m of external issuance costs and $23m of intra-Group issuance costs wound down.
[12]	The $350m at 31 December 2017 represents the IAS 39 available-for-sale fair value reserve as at 31 December 2017.
[13]	Permitted transfers from the merger reserve to retained earnings were made when the investment in HSBC Overseas Holdings (UK) Limited was previously impaired. A part reversal of this impairment results in a transfer from retained earnings back to the merger reserve of $2,200m.
[14]	Permitted transfers from the merger reserve to retained earnings were made when the investment in HSBC Overseas Holdings (UK) Limited was previously impaired. A part reversal of this impairment results in a transfer from retained earnings back to the merger reserve of $2,200m.
[15]	For further details refer to Note 32 .In May 2018, HSBC announced a share buy-back of up to $2.0bn, which was completed in August 2018.
[16]	This includes a re-presentation of the cancellation of shares to retained earnings and capital redemption reserve in respect of the 2017 share buy-back, under which retained earnings have been reduced by $3,000m, called up capital and share premium increased by $2,731m and other reserves increased by $269m.
[17]	This includes a re-presentation of the cancellation of shares to retained earnings and capital redemption reserve in respect of the 2017 share buy-back, under which retained earnings has been reduced by $3,000m, share premium increased by $2,836m and other reserves increased by $164m.